Capital Stock Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 29, 2010
Details
Common shares authorized		100,000,000	100,000,000	100,000,000
Common par value per share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares authorized		25,000,000	25,000,000	25,000,000
Preferred par value per share		$ 0.0001	$ 0.0001	$ 0.0001
2010 Incentive Compensation Plan, shares reserved for issuance			5,000,000
Common stock issued for services	14,112,250
Value of stock issued for services	$ 1,411
Common stock sold	590,000
Price per share sold					$ 0.10